Basis for preparation (Details) - COP ($) $ in Millions			1 Months Ended	12 Months Ended
	Oct. 02, 2024	Mar. 17, 2023	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basis for presentation
Percentage of direct ownership of capital shares					49.00%	49.00%
Percentage of interest acquired				45.00%
Net cash paid				$ 157,705	$ 0	$ 0
Oleoducto de Colombia S.A. | Repsol Ductos de Colombia
Basis for presentation
Percentage of ownership interest held	7.14%		7.14%
Econova Technology & Innovation, S.L.
Basis for presentation
Percentage of direct ownership of capital shares		100.00%
Repsol Ductos de Colombia
Basis for presentation
Percentage of interest acquired			100.00%